                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                              GOVERNMENT PORTFOLIO
                    SUPPLEMENT DATED JANUARY 2, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Prospectus is hereby supplemented as follows:

     (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. Ted V. Mundy III is a Senior Vice President of the Adviser and Advisory Corp. since December 2000, and has been Vice President of Advisory Corp. since June 1995 and Vice President of the Adviser since September 1994. From September 1990 to June 1994, he was a portfolio manager with AMR Investment Services, Inc. Mr. Mundy has been primarily responsible for the day-to-day management of the Fund's investment portfolio since January 2001.

     (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- TRUSTEES" is hereby amended by deleting all information pertaining to Fernando Sisto, effective December 31, 2000.

     (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel*, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

     (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                              GOVERNMENT PORTFOLIO

                    SUPPLEMENT DATED JANUARY 2, 2001 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS -- TRUSTEES" is hereby amended by deleting all information pertaining to Fernando Sisto, effective December 31, 2000.

     (2) The section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding the following:

Richard A. Ciccarone.................  Senior Vice President and Co-head of the Fixed Income
Date of Birth: 06/15/52                Department of the Advisers, Van Kampen Management Inc. and
Vice President                         Van Kampen Advisors Inc. Prior to May 2000, he served as
Age: 48                                Co-head of Municipal Investments and Director of Research
                                       of the Advisers, Van Kampen Management Inc. and Van Kampen
                                       Advisors Inc. Mr. Ciccarone first joined the Adviser in
                                       June 1983, and worked for the Adviser until May 1989, with his last position being a Vice President. From June 1989
                                       to April 1996, he worked at EVEREN Securities (formerly
                                       known as Kemper Securities), with his last position at
                                       EVEREN being an Executive Vice President. Since April
                                       1996, Mr. Ciccarone has been a Senior Vice President of
                                       the Advisers, Van Kampen Management Inc. and Van Kampen
                                       Advisors Inc.
John R. Reynoldson...................  Senior Vice President and Co-head of the Fixed Income
Date of Birth: 05/15/53                Department of the Advisers, Van Kampen Management Inc. and
Vice President                         Van Kampen Advisors Inc. Prior to May 2000, he managed the
Age: 47                                investment grade taxable group for the Adviser since July
                                       1999. From July 1988 to June 1999, he managed the
                                       government securities bond group for Asset Management. Mr.
                                       Reynoldson has been with Asset Management since April
                                       1987, and has been a Senior Vice President of Asset
                                       Management since July 1988. He has been a Senior Vice
                                       President of the Adviser and Van Kampen Management Inc.
                                       since June 1995 and Senior Vice President of Van Kampen
                                       Advisors Inc. since June 2000.

     (3) The information in the section entitled "OTHER
INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     "OTHER INFORMATION -- INDEPENDENT AUDITORS." Independent auditors for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent auditors, effective May 18, 2000. PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), ceased being the Fund's independent auditors effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. The change in independent auditors was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    MF SPT SAI 1